Related Party Transactions (Details)			1 Months Ended			3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 28, 2020 shares	Aug. 28, 2020 USD ($) shares	Jan. 21, 2021 USD ($)	Dec. 28, 2020 shares	Aug. 28, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Jan. 26, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 02, 2020 USD ($)	Dec. 31, 2019 shares
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding											11,380,421		11,324,677
Stock price (in Dollars per share) | (per share)										£ 14.54	$ 19.87
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Dividend per share (in Shares)				0.5
Related party transaction, description								On January 21, 2021, the Company effected a 1.1111 for 1 stock dividend for each Founder Share of Class B common stock outstanding, resulting in our Sponsor holding an aggregate of 5,750,000 founder shares including 750,000 Founder Shares that are subject to forfeiture for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part. On January 26, 2021, the underwriter exercised the full over-allotment option and therefore the 750,000 Founder Shares are no longer subject to forfeiture.
Stock price (in Dollars per share) | $ / shares						$ 9.91		$ 9.91	$ 9.59
Office space and administrative support services fees | $			$ 10,000				$ 10,000
Admin support expense | $						$ 30,000		$ 83,226
Working capital loans | $						1,500,000		$ 1,500,000			$ 1,500,000
Warrant price per share (in Dollars per share) | $ / shares							$ 1.00	$ 1.00
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding		5,175,000			5,175,000
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount | $												$ 300,000
Balance of promissory | $						$ 0		$ 0			$ 92,766
B Ordinary Shares
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding						5,476,837		5,476,837			5,296,549		5,296,549
B Ordinary Shares | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding						5,750,000		5,750,000			5,750,000
B Ordinary Shares | CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of share (in Shares)		3,450,000			3,450,000
Common stock value | $		$ 25,000			$ 25,000
Common stock per share (in Shares)		0.007			0.007
Dividend per share (in Shares)	0.5
Ordinary shares outstanding	5,175,000			5,175,000
Class A Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares outstanding						0		0			0
Stock price (in Dollars per share) | $ / shares						$ 12.00		$ 12.00